Shareholders' Equity - Redeemable preferred shares (Details) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
		May 01, 2016	Mar. 18, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Nov. 01, 2016
Class of Stock [Line Items]
Preferred shares, par value				$ 1	$ 1
Preferred shares, shares outstanding				28,169,062	28,169,062
Underwriting discounts and commissions	[1]			$ 23,600	$ 23,600
Preferred shares, aggregate liquidation value				704,227	704,227		$ 150,000
Loss on redemption of preferred shares				$ 0	$ 0	$ 4,908
Preferred Stock, Redemption Price Per Share				$ 25	$ 25		$ 25
Restriction on common dividends			67.00%	67.00%
Series D 6.5% cumulative
Class of Stock [Line Items]
Preferred stock exchanged		6,415,264
Series E 7.25% cumulative
Class of Stock [Line Items]
Preferred stock exchanged		11,753,798
Series F 5.875% non-cumulative
Class of Stock [Line Items]
Preferred shares, shares outstanding				2,679,426	2,679,426
Annual dividend rate				5.875%	5.875%
Underwriting discounts and commissions	[1]			$ 2,300	$ 2,300
Preferred shares, aggregate liquidation value				$ 67,000	$ 67,000
Liquidation preference per share				$ 25	$ 25
Preferred stock exchanged		7,320,574
Series G 6.5% cumulative
Class of Stock [Line Items]
Preferred shares, shares outstanding				6,415,264	6,415,264
Annual dividend rate				6.50%	6.50%
Underwriting discounts and commissions	[1]			$ 5,400	$ 5,400
Preferred shares, aggregate liquidation value				$ 160,400	$ 160,400
Liquidation preference per share				$ 25	$ 25
Series H 7.25% cumulative
Class of Stock [Line Items]
Preferred shares, shares outstanding				11,753,798	11,753,798
Annual dividend rate				7.25%	7.25%
Underwriting discounts and commissions	[1]			$ 9,500	$ 9,500
Preferred shares, aggregate liquidation value				$ 293,800	$ 293,800
Liquidation preference per share				$ 25	$ 25
Series I 5.875% non-cumulative
Class of Stock [Line Items]
Preferred shares, shares outstanding				7,320,574	7,320,574
Annual dividend rate				5.875%	5.875%
Underwriting discounts and commissions	[1]			$ 6,400	$ 6,400
Preferred shares, aggregate liquidation value				$ 183,000	$ 183,000
Liquidation preference per share				$ 25	$ 25

[1]	Underwriting discounts and commissions represent the original amounts paid to issue Series D, E and F shares. These amounts were reallocated on a pro-rata basis between the previously issued and the newly issued shares as a result of the share exchange in May 2016 for $nil consideration described below.